Note 4 - Investment and Equity Securities (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
	December 31, 2020
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollar amounts in thousands)	Cost	Gains	Losses	Value

Subordinated debt	$21,050	$254	$(7)	$21,297
Obligations of states and political subdivisions:
Taxable	500	2	-	502
Tax-exempt	73,157	4,643	-	77,800
Mortgage-backed securities in government-sponsored entities	14,230	536	(5)	14,761
Total	$108,937	$5,435	$(12)	$114,360
	December 31, 2019
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollar amounts in thousands)	Cost	Gains	Losses	Value

Subordinated debt	$4,000	$126	$-	$4,126
Obligations of states and political subdivisions:
Taxable	500	1	-	501
Tax-exempt	80,436	2,065	(25)	82,476
Mortgage-backed securities in government-sponsored entities	18,465	274	(109)	18,630
Total	$103,401	$2,466	$(134)	$105,733

Investments Classified by Contractual Maturity Date [Table Text Block]
	Amortized	Fair
(Dollar amounts in thousands)	Cost	Value

Due in one year or less	$1,556	$1,577
Due after one year through five years	1,701	1,738
Due after five years through ten years	28,767	29,236
Due after ten years	76,913	81,809

Total	$108,937	$114,360

Realized Gain (Loss) on Investments [Table Text Block]
	2020	2019
Proceeds from sales	$-	$12,324
Gross realized gains	-	227
Gross realized losses	-	(33)

Schedule of Unrealized Loss on Investments [Table Text Block]
	December 31, 2020
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollar amounts in thousands)	Value	Losses	Value	Losses	Value	Losses

Subordinated debt	$4,243	$(7)	$-	$-	$4,243	$(7)
Mortgage-backed securities in government-sponsored entities	2,748	(5)	-	-	2,748	(5)
Total	$6,991	$(12)	$-	$-	$6,991	$(12)
	December 31, 2019
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollar amounts in thousands)	Value	Losses	Value	Losses	Value	Losses

Obligations of states and political subdivisions
Tax-exempt	$4,324	$(25)	$-	$-	$4,324	$(25)
Mortgage-backed securities in government-sponsored entities	1,409	(2)	8,223	(107)	9,632	(109)
Total	$5,733	$(27)	$8,223	$(107)	$13,956	$(134)